Summary of Significant Accounting Policies Revenue Recognition Policy Additional Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Arrangement [Line Items]
Unearned revenue	$ 61.0	$ 42.8
Deferred costs	$ 11.7	$ 10.0